Expense Example {- Fidelity Series Emerging Markets Opportunities Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity Series Emerging Markets Opportunities Fund - Fidelity Series Emerging Markets Opportunities Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	10
10 years	$ 31